Property Plant And Equipment - Summary of Detailed Information About Property Plant And Equipment (Parentheticals) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 42,636	$ 40,791
Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Property, plant and equipment	1,407
Property Plant And Equipments [Member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Increase decrease in estoration provision	192
Borrowing costs capitalised	410
Capital addition other than through business combinations property plant and equipment	$ 5,003